Consolidated balance sheet - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
ASSETS
Cash and non-interest-bearing deposits with banks	$ 34,573	$ 43,531	[1]
Interest-bearing deposits with banks	22,424	18,987
Securities (Note 5)	161,401	149,046
Cash collateral on securities borrowed	12,368	8,547
Securities purchased under resale agreements	67,572	65,595
Loans (Note 6)
Residential mortgages	251,526	221,165
Personal	41,897	42,222
Credit card	11,134	11,389
Business and government	150,213	135,546
Allowance for credit losses	(2,849)	(3,540)
Total loans	451,921	406,782
Other
Derivative instruments (Note 13)	35,912	32,730
Customers' liability under acceptances	10,958	9,606
Property and equipment (Note 8)	3,286	2,997
Goodwill (Note 9)	4,954	5,253
Software and other intangible assets (Note 9)	2,029	1,961
Investments in equity-accounted associates and joint ventures (Note 26)	658	658
Deferred tax assets (Note 20)	402	650
Other assets (Note 10)	29,225	23,208
Other miscellaneous assets	87,424	77,063
Total assets	837,683	769,551
Deposits (Note 11)
Personal	213,932	202,152
Business and government	344,388	311,426
Bank	20,246	17,011
Secured borrowings	42,592	40,151
Deposits	621,158	570,740
Obligations related to securities sold short	22,790	15,963
Cash collateral on securities lent	2,463	1,824
Obligations related to securities sold under repurchase agreements	71,880	71,653
Other
Derivative instruments (Note 13)	32,101	30,508
Acceptances	10,961	9,649
Deferred tax liabilities (Note 20)	38	33
Other liabilities (Note 12)	24,923	22,134
Other miscellaneous liabilities	68,023	62,324
Subordinated indebtedness (Note 15)	5,539	5,712
Equity
Contributed surplus	110	117
Retained earnings	25,793	22,119
Accumulated other comprehensive income (AOCI)	1,069	1,435
Total shareholders' equity	45,648	41,154
Non-controlling interests	182	181
Total equity	45,830	41,335
Total liabilities and equities	837,683	769,551
Preferred shares and other equity instruments [member]
Equity
Issued shares (Note 16)	4,325	3,575
Total equity	4,325	3,575
Common shares [member]
Equity
Issued shares (Note 16)	14,351	13,908
Total equity	$ 14,351	$ 13,908

[1]	Includes restricted cash of $446 million (2020: $463 million; 2019: $479 million) and interest-bearing demand deposits with Bank of Canada.